Income Taxes - Summary of the Components of Income Tax for Period (Income) / Charge (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax
Current year	€ (105)	€ 118	€ 53
Adjustments to prior years	(205)	(14)	(36)
Current tax	(310)	103	17
Deferred tax
Origination / (reversal) of temporary differences	(99)	68	23
Changes in tax rates / bases	(11)	33	(30)
Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	12	4	(35)
Non-recognition of deferred tax assets	7	17	17
Reconciliation between standard and effective tax
Income before tax	(364)	1,453	746
Differences due to the effect of:
Non deductible expenses	(22)	(22)	(28)
Adjustments prior year	171	(8)	48
Deferred tax	81	114	22
Income tax for the period (income) / charge	(229)	217	€ 39
Aegon N.V [member]
Current tax
Current year	39	40
Current tax	39	40
Reconciliation between standard and effective tax
Income before tax	(185)	(181)
Tax on income on Dutch corporate income tax rate	46	45
Differences due to the effect of:
Non deductible expenses	(7)	(6)
Income tax for the period (income) / charge	€ 39	€ 40